CONVERTIBLE NOTES	12 Months Ended
May 31, 2020
CONVERTIBLE NOTES
CONVERTIBLE NOTES

Convertible notes payable at May 31, 2020 and 2019 consists of the following:

	May 31, 2020	May 31, 2019
Dated June 6, 2017, in default	$11,000	$11,000
Dated August 4, 2017, in default	7,500	7,500
Dated October 6, 2017, in default	15,000	15,000
Dated March 23, 2018, in default	20,000	20,000
Dated July 31, 2018, in default	20,000	20,000
Dated December 31, 2018, in default	9,000	9,000
Dated February 15, 2019, in default	20,000	20,000
Total convertible notes payable, gross	102,500	102,500
Less: Unamortized debt discount	-	(11,649)
Total convertible notes	$102,500	$90,851

On June 6, 2017, the Company issued a convertible promissory note for proceeds of $11,000. The note matures on December 6, 2017 and accrues interest at 8% per annum. The note is convertible in common stock at 50% discount to the lowest average 20-day trading price. At the Company’s election, the convertible promissory note can also be settled by cash payment. The note has not yet been paid, the default interest rate is 15% per annum and is currently in default.

On August 4, 2017, the Company issued a convertible promissory note for proceeds of $7,500. The note matures on February 4, 2018 and accrues interest at 8% per annum. The note is convertible in common stock at 50% discount to the lowest average 20-day trading price. At the Company’s election, the convertible promissory note can also be settled by cash payment. The note has not yet been paid, the default interest rate is 15% per annum and is currently in default.

On October 6, 2017, the Company issued a convertible promissory note for proceeds of $15,000. The note matures on April 6, 2018 and accrues interest at 8% per annum. The note is convertible in common stock at 50% discount to the lowest average 20-day trading price. At the Company’s election, the convertible promissory note can also be settled by cash payment. The note has not yet been paid, the default interest rate is 15% per annum and is currently in default.

On March 23, 2018, the Company issued a convertible promissory note for proceeds of $20,000. The note matures on September 23, 2018 and accrues interest at 8% per annum. The note is convertible in common stock at 50% discount to the lowest average 20-day trading price. The note has not yet been paid, the default interest rate is 15% per annum and is currently in default.

On July 13, 2018, the Company issued a convertible promissory note for proceeds of $9,000. The note matures on January 31, 2019 and accrues interest at 8% per annum. The note is convertible in common stock at 50% discount to the lowest average 20-day trading price. The note has not yet been paid, the default interest rate is 15% per annum and is currently in default.

On December 31, 2018, the Company issued a convertible promissory note for proceeds of $20,000. The note matures on June 30, 2019 and accrues interest at 8% per annum. The note is convertible in common stock at 50% discount to the lowest average 20-day trading price.

On December 31, 2018, the Company issued a convertible promissory note for proceeds of $20,000. The note matures on August 14, 2019 and accrues interest at 8% per annum. The note is convertible in common stock at 50% discount to the lowest average 20-day trading price.

During the year ended May 31, 2020 and 2019, the Company recorded interest expense including amortization of debt discount of $28,376 and $60,950, respectively.